Share-based Compensation (Sogou Share-based Awards, Sogou 2017 Share Incentive Plan, Share Option Activity) (Details) - Sogou 2017 Share Incentive Plan [Member] - Share Options [Member] - USD ($)
$ / shares in Units, shares in Thousands, $ in Thousands
		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Outstanding, Beginning Balance		730
Number of Shares, Granted		267
Number of Shares, Exercised		(48)
Number of Shares, Forfeited/Expired		(151)
Number of Shares, Outstanding, Ending Balance		798	730
Number of Shares, Vested, Ending Balance, and expected to vest thereafter		638
Number of Shares, Exercisable, Ending Balance		121
Weighted Average Exercise Price, Outstanding, Beginning Balance		$ 0.001
Weighted Average Exercise Price, Granted		0.001
Weighted Average Exercise Price, Exercised		0.001
Weighted Average Exercise Price, Forfeited/Expired		0.001
Weighted Average Exercise Price, Outstanding, Ending Balance		0.001	$ 0.001
Weighted Average Exercise Price, Vested, Ending balance, and expected to vest thereafter		0.001
Weighted Average Exercise Price, Exercisable, Ending balance		$ 0.001
Weighted Average Remaining Contractual Life (Years), Outstanding, Beginning Balance		8 years 10 months 24 days	9 years 6 months 25 days
Weighted Average Remaining Contractual Life (Years), Outstanding, Ending Balance		8 years 10 months 24 days	9 years 6 months 25 days
Weighted Average Remaining Contractual Life (Years), Vested, Ending balance, and expected to vest thereafter		8 years 10 months 13 days
Weighted Average Remaining Contractual Life (Years), Exercisable, Ending balance		8 years 6 months 18 days
Aggregate Intrinsic Value, Outstanding, Ending Balance	[1]	$ 3,629
Aggregate Intrinsic Value, Vested, Ending balance, and expected to vest thereafter	[1]	2,904
Aggregate Intrinsic Value, Exercisable, Ending balance	[1]	$ 551

[1]	The aggregate intrinsic value in the preceding table represents the difference between the closing price of Sogou Class A Ordinary Shares of $4.55 on the last trading day in 2019 and the exercise prices of the options.